Flight Equipment Held for Operating Leases	12 Months Ended
Dec. 31, 2012
Flight Equipment Held for Operating Leases [Abstract]
FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

3. FLIGHT EQUIPMENT HELD FOR OPERATING LEASES

As of December 31, 2012 and 2011, the Company had 109 aircraft held for operating leases. During the year ended December 31, 2012, the Company purchased four aircraft for a total acquisition cost of $60.4 million. To partially finance the acquisitions, the Company entered into loan agreements with an international commercial bank to borrow a total of $50.0 million.

On October 14, 2011, the Company completed the acquisition of the GAAM Portfolio consisting of 49 aircraft valued at approximately $1.4 billion. The Company also purchased three additional aircraft for a total purchase price of $102.9 million in 2011.

During the year ended December 31, 2012, the Company sold four aircraft and recognized a pre-tax gain on sale totaling $8.4 million. A portion of the proceeds received was used to repay the debt associated with the four aircraft. During the year ended December 31, 2011, the Company sold two aircraft and recognized a gain on sale of $9.1 million. In connection with the aircraft sales, the Company repaid debt of $124.8 million.

For the years ended December 31, 2012 and 2011, the Company recognized impairment losses of $11.4 million and $7.5 million, respectively. The impairment losses were related to two Boeing 737-500 aircraft which were manufactured in 1992 and an Airbus A320-200 aircraft which was manufactured in 2002. The leases related to the Boeing 737-500 aircraft expired in 2012 and the Company disposed of the aircraft in 2013. The Airbus A320-200 aircraft has been written down to its net realizable value and it was sold during the first quarter of 2013. There was no impairment loss recognized for the year ended December 31, 2010.

Flight equipment held for operating leases consist of the following:

	December 31, 2012	December 31, 2011
	(Dollars in thousands)
Cost	$3,047,274	$3,070,820
Accumulated depreciation	(430,410)	(308,531)

Net flight equipment held for operating leases	$2,616,864	$2,762,289

The Company capitalized $11.4 million and $8.0 million, respectively, of major maintenance expenditures for the years ended December 31, 2012 and 2011. These amounts have been included in flight equipment held for operating leases.

The classification of the net book value of flight equipment held for operating leases and operating lease revenues by geographic region in the tables and discussion below is based on the principal operating location of the aircraft lessee.

The distribution of the net book value of flight equipment held for operating leases by geographic region is as follows:

	December 31, 2012		December 31, 2011
	(Dollars in thousands)
Europe:
United Kingdom	$365,411	14%	$383,234	14%
Germany	107,568	4%	190,793	7%
Other	606,507	23%	641,654	23%

Europe — Total	1,079,486	41%	1,215,681	44%

Asia and South Pacific:
China	300,568	11%	317,082	12%
India	146,659	6%	241,715	9%
Australia	128,584	5%	152,115	6%
Other	137,327	5%	83,838	2%

Asia and South Pacific — Total	713,138	27%	794,750	29%

North America:
United States	266,603	10%	281,991	10%
Other	34,650	2%	36,138	1%

North America — Total	301,253	12%	318,129	11%

Mexico, South and Central America:
Mexico	169,710	6%	178,321	7%
Other	97,319	4%	84,135	3%

Mexico, South and Central America — Total	267,029	10%	262,456	10%

Middle East and Africa — Total	163,489	6%	171,273	6%
Off-Lease — Total	92,469	4%	—	—

Total flight equipment held for operating leases, net	$2,616,864	100%	$2,762,289	100%

At December 31, 2012, aircraft held for operating leases were on lease to 55 lessees in 32 countries. The Company had six aircraft that were off-lease at December 31, 2012. At December 31, 2011, aircraft held for operating leases were on lease to 53 lessees in 29 countries.

The distribution of operating lease revenue by geographic region for the years ended December 31, 2012, 2011 and 2010 is as follows:

	Year ended December 31, 2012		Year ended December 31, 2011		Year ended December 31, 2010
	(Dollars in thousands)
Europe:
United Kingdom	$45,916	12%	$19,444	8%	$9,255	4%
Germany	28,746	8%	15,560	7%	15,284	7%
Other	95,666	25%	74,387	32%	80,965	37%

Europe — Total	170,328	45%	109,391	47%	105,504	48%

Asia and South Pacific:
India	39,312	10%	22,341	10%	24,430	11%
China	36,918	10%	13,620	6%	15,636	7%
Australia	25,280	7%	5,392	2%	—	—
Other	9,226	3%	5,896	2%	4,882	2%

Asia and South Pacific — Total	110,736	30%	47,249	20%	44,948	20%

North America:
United States	41,311	11%	39,088	17%	41,725	19%
Other	3,891	1%	3,891	2%	4,932	2%

North America — Total	45,202	12%	42,979	19%	46,657	21%

Mexico, South and Central America:
Mexico	18,843	5%	16,276	7%	18,781	9%
Other	12,630	3%	1,687	1%	—	—

Mexico, South and Central America — Total	31,473	8%	17,963	8%	18,781	9%

Middle East and Africa — Total	18,698	5%	13,134	6%	3,765	2%

Total Operating Lease Revenue	$376,437	100%	$230,716	100%	$219,655	100%

The Company had no customer that accounted for 10% or more of total operating lease revenue for the years ended December 31, 2012, 2011 and 2010. The Company had two lessees which it placed on non-accrual status due to concerns about the lessees’ financial condition and only recognized revenue as cash was received. As of December 31, 2012, the Company had three aircraft on lease to these two lessees. During the years ended December 31, 2012, 2011 and 2010, the Company recognized revenue of $7.5 million, $10.4 million and $11.0 million, respectively, from these two lessees. The Company terminated the leases related to these three aircraft during the first quarter of 2013.

For the years ended December 31, 2012, 2011 and 2010, the Company recognized end of lease revenues totaling $49.8 million, $2.9 million and $21.4 million, respectively.

The amortization of lease premiums, net of lease discounts which have been included as a component of operating lease revenue was approximately $7.5 million for the year ended December 31, 2012. The amortization of lease discounts, net of lease premiums, was $1.9 million and $0.3 million for the years ended December 31, 2011 and 2010, respectively.

As of December 31, 2012 and 2011, the weighted average remaining lease term of the Company’s aircraft held for operating leases was 3.2 and 3.6 years, respectively.

Presented below are the contracted future minimum rental payments due under non-cancellable operating leases, as of December 31, 2012. For leases that have floating rental rates based on the six-month LIBOR, the future minimum rental payments due assume that the rental payment due as of December 31, 2012 is held constant for the duration of the lease.

Year ending December 31,	(Dollars in thousands)
2013	$299,730
2014	253,831
2015	192,541
2016	116,595
2017	79,696
Thereafter	42,542

Future minimum rental payments under operating leases	$984,935

For the years ended December 31, 2012, 2011 and 2010, amortization of lease incentives recorded as a reduction of operating lease revenue totaled $7.0 million, $6.9 million and $5.1 million, respectively. At December 31, 2012, lease incentive amortization for the next five years and thereafter is as follows:

Year ending December 31,	(Dollars in thousands)
2013	$8,010
2014	8,279
2015	7,739
2016	5,412
2017	3,728
‘Thereafter	3,254

Future amortization of lease incentives	$36,422

In connection with the early termination of four leases in a prior period, the Company reached a settlement with the guarantor of these leases in February 2009. Pursuant to the terms of the settlement agreement, the Company received a lump-sum payment of $6.3 million at the settlement date, with an additional $5.9 million that was paid in monthly installments through 2011 with interest at 8.0% per annum. During the years ended December 31, 2011 and 2010, payments totaling $2.1 million and $2.3 million, respectively, were received.